UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21411

 NAME OF REGISTRANT:                     Eaton Vance Senior Floating-Rate
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007



Eaton Vance Senior Floating-Rate Trust
--------------------------------------------------------------------------------------------------------------------------
 AIRGATE PCS, INC.                                                                           Agenda Number:  932575939
--------------------------------------------------------------------------------------------------------------------------
        Security:  009367AF0
    Meeting Type:  Consent
    Meeting Date:  25-Aug-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSED AMENDMENT                                        Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 ALAMOSA (DELAWARE), INC.                                                                    Agenda Number:  932575927
--------------------------------------------------------------------------------------------------------------------------
        Security:  011588AE0
    Meeting Type:  Consent
    Meeting Date:  25-Aug-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL AMENDMENT                                        Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 CITIGROUP FUNDS                                                                             Agenda Number:  932618599
--------------------------------------------------------------------------------------------------------------------------
        Security:  50208B100
    Meeting Type:  Annual
    Meeting Date:  29-Jan-2007
          Ticker:  TLI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CAROL L. COLMAN*                                          Mgmt          For                            For
       R. JAY GERKEN*                                            Mgmt          For                            For
       DANIEL P. CRONIN**                                        Mgmt          For                            For
       LESLIE H. GELB**                                          Mgmt          For                            For
       JESWALD W. SALACUSE***                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DELTA AIR LINES, INC.                                                                       Agenda Number:  932633945
--------------------------------------------------------------------------------------------------------------------------
        Security:  247361YF9
    Meeting Type:  Consent
    Meeting Date:  09-Apr-2007
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     THE PLAN                                                  Mgmt          For

03     OPT OUT OF THE RELEASE PROVISIONS                         Mgmt          Abstain

04     U.S. CITIZEN                                              Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  932573757
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733U108
    Meeting Type:  Annual
    Meeting Date:  11-Sep-2006
          Ticker:  FCT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES A. BOWEN                                            Mgmt          For                            For
       RICHARD E. ERICKSON                                       Mgmt          For                            For
       NIEL B. NIELSON                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FLOATING RATE INC STRATEGIES FD II,                                                         Agenda Number:  932561548
--------------------------------------------------------------------------------------------------------------------------
        Security:  339736100
    Meeting Type:  Special
    Meeting Date:  31-Aug-2006
          Ticker:  FRB
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT C. DOLL, JR.                                       Mgmt          For                            For
       RONALD W. FORBES                                          Mgmt          For                            For
       CYNTHIA A. MONTGOMERY                                     Mgmt          For                            For
       JEAN MARGO REID                                           Mgmt          For                            For
       ROSCOE S. SUDDARTH                                        Mgmt          For                            For
       RICHARD R. WEST                                           Mgmt          For                            For
       EDWARD D. ZINBARG                                         Mgmt          For                            For

02     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       WITH BLACKROCK ADVISORS, INC.

03     TO APPROVE A CONTINGENT SUBADVISORY AGREEMENT             Mgmt          For                            For
       WITH BLACKROCK ADVISORS, INC.




--------------------------------------------------------------------------------------------------------------------------
 FLOATING RATE INCOME STRATEGIES FD,                                                         Agenda Number:  932561548
--------------------------------------------------------------------------------------------------------------------------
        Security:  339735102
    Meeting Type:  Special
    Meeting Date:  31-Aug-2006
          Ticker:  FRA
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT C. DOLL, JR.                                       Mgmt          For                            For
       RONALD W. FORBES                                          Mgmt          For                            For
       CYNTHIA A. MONTGOMERY                                     Mgmt          For                            For
       JEAN MARGO REID                                           Mgmt          For                            For
       ROSCOE S. SUDDARTH                                        Mgmt          For                            For
       RICHARD R. WEST                                           Mgmt          For                            For
       EDWARD D. ZINBARG                                         Mgmt          For                            For

02     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       WITH BLACKROCK ADVISORS, INC.

03     TO APPROVE A CONTINGENT SUBADVISORY AGREEMENT             Mgmt          For                            For
       WITH BLACKROCK ADVISORS, INC.




--------------------------------------------------------------------------------------------------------------------------
 ING PRIME RATE TRUST                                                                        Agenda Number:  932709100
--------------------------------------------------------------------------------------------------------------------------
        Security:  44977W106
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2007
          Ticker:  PPR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PATRICIA W. CHADWICK                                      Mgmt          For                            For
       J. MICHAEL EARLEY                                         Mgmt          For                            For
       R. BARBARA GITENSTEIN                                     Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          For                            For
       SHAUN P. MATHEWS                                          Mgmt          For                            For
       SHERYL K. PRESSLER                                        Mgmt          For                            For
       DAVID W.C. PUTNAM                                         Mgmt          For                            For
       JOHN G. TURNER                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIONEER FLOATING RATE TRUST                                                                 Agenda Number:  932557664
--------------------------------------------------------------------------------------------------------------------------
        Security:  72369J102
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2006
          Ticker:  PHD
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARY K. BUSH                                              Mgmt          For                            For
       THOMAS J. PERNA                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  932671298
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T103
    Meeting Type:  Annual
    Meeting Date:  02-May-2007
          Ticker:  TRMP
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MORTON E. HANDEL                                          Mgmt          For                            For
       JAMES B. PERRY                                            Mgmt          For                            For
       DONALD J. TRUMP                                           Mgmt          For                            For

02     RATIFICATION OF AUDITORS. TO RATIFY THE BOARD             Mgmt          For                            For
       S APPOINTMENT OF ERNST & YOUNG, LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       (INDEPENDENT AUDITORS) FOR THE YEAR ENDING
       DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 UBIQUITEL OPERATING CO                                                                      Agenda Number:  932599179
--------------------------------------------------------------------------------------------------------------------------
        Security:  90348AAG4
    Meeting Type:  Consent
    Meeting Date:  02-Nov-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE ADOPTION OF CERTAIN PROPOSED AMENDMENTS               Mgmt          No vote
       TO THE INDENTURES.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Senior Floating-Rate Trust
By (Signature)       /s/ Thomas E. Faust Jr.
Name                 Thomas E. Faust Jr.
Title                President
Date                 08/24/2007